Events after the reporting period (Narrative) (Detail) $ / shares in Units, $ in Millions, SFr in Billions		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 12, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Mar. 22, 2024 CHF (SFr)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Basic earnings per share | $ / shares				$ 8.83	$ 2.34	$ 2.14
Increase / (decrease) in basic earnings per share | $ / shares				(0.38)
Diluted earnings per share | $ / shares				8.45	$ 2.25	$ 2.06
Increase / (decrease) in diluted earnings per share | $ / shares				$ (0.36)
Increase / (decrease) in operating profit / (loss) before tax				$ (1,200)
Credit Suisse
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Provisional negative goodwill resulting from the acquisition	$ 27,748			$ 27,748
Credit Suisse | As previously reported
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Provisional negative goodwill resulting from the acquisition	28,925
Credit Suisse | Measurement period adjustments
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Provisional negative goodwill resulting from the acquisition	$ (1,177)
Emergency Liquidity Assistance loans repayment | Credit Suisse (Schweiz) AG
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Emergency Liquidity Assistance loans before repayment | SFr							SFr 38
Emergency Liquidity Assistance loans | SFr							SFr 19
Apollo Global Management agreement | Credit Suisse AG
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Senior secured asset-based financing agreed to be transferred		$ 8,000
One-year swingline facility agreed to be extended		$ 750
Expected gains from investment agreement termination			$ 300